Loss Per Share (Schedule of Computation of Basic and Diluted Net Loss Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Numerator:
Net loss	$ (225,289)	¥ (1,459,379)	¥ (447,858)	¥ (79,632)
Deemed dividends upon redesignation			(15,606)	(59,428)
Net loss attributable to ordinary shareholders	$ (225,289)	¥ (1,459,379)	¥ (463,464)	¥ (139,060)
Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted (in shares) | shares	248,362,837	248,362,837	105,746,313	26,000,000
Basic and diluted net loss per share attributable to the Company's ordinary shareholders (in dollars per share) | (per share)	$ (0.91)	¥ (5.88)	¥ (4.38)	¥ (5.35)
Preferred A Shares [Member]
Numerator:
Deemed dividends upon redesignation				¥ (59,428)
Preferred D Shares [Member]
Numerator:
Deemed dividends upon redesignation			¥ (15,606)
Parent Company [Member]
Numerator:
Net loss	$ (225,289)	¥ (1,459,379)	(447,858)	¥ (79,632)
Deemed dividends upon redesignation			(15,606)	(59,428)
Net loss attributable to ordinary shareholders	$ (225,289)	¥ (1,459,379)	¥ (463,464)	¥ (139,060)